Personnel expenses - Summary of Personnel Expenses (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Expenses By Nature [Abstract]
Wages and salaries	€ (3,279,593)	€ (1,606,969)	€ (5,845,176)	€ (2,618,645)
Pension charges	(177,185)	(51,327)	(355,729)	(81,289)
Other social security charges	(286,570)	(124,356)	(569,559)	(235,669)
Share-based payments	(3,142,839)	(1,772,738)	(5,089,777)	(3,869,348)
Total	€ (6,886,187)	€ (3,555,390)	€ (11,860,241)	€ (6,804,951)